Restatement of Financial Statements (Tables)	12 Months Ended
Sep. 30, 2015
Restatement of Financial Statements [Abstract]
Schedule of consolidated balance sheets
	September 30, 2015
	As Previously Reported	As Restated
Total current assets	4,937,210	3,479,750
Deferred tax assets (note 8)	1,457,460	52,609
Intangible assets (note 10)	6,603,912	6,600,285
Total Assets	14,482,684	13,074,206
Accruals and other payables	773,852	600,675
Total current liabilities	7,742,292	7,569,115
Total liabilities	7,742,292	7,569,115
Deficit accumulated during the development stage	(9,939,511)	(11,174,812)
Total stockholders’ equity	6,740,392	5,505,091
Total liabilities and stockholders’ equity	14,482,684	13,074,206

Schedule of consolidated statements of operations and comprehensive income
			For the period from Inception
	For the year Ended September 30, 2015		October 12, 2010 to September 30, 2015
	As Previously Reported	As Restated	As Previously Reported	As Restated
Depreciation and Amortization expenses	1,012,849	843,299	1,091,420	921,870
Loss from operations	(6,398,063)	(6,228,513)	(11,423,128)	(11,253,578)
Loss before income tax	(6,395,805)	(6,226,255)	(11,396,971)	(11,227,421)
Income tax expenses	1,457,460	52,609	1,457,460	52,609
Net Loss	(4,938,345)	(6,173,646)	(9,939,511)	(11,174,812)
Comprehensive loss	(4,876,615)	(6,111,916)	(9,824,852)	(11,060,153)
Basic and diluted loss per common share*	(0.05)	(0.06)

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*         Retroactively restated for effect of 1:2 reserve stock split on June 20, 2016

Schedule of consolidated statements of cash flow
	Year Ended September 30, 2015		For the period from Inception October 12, 2010 to September 30, 2015
	As Previously Reported	As Restated	As Previously Reported	As Restated
Net Loss	(4,938,345)	(6,173,646)	(9,939,511)	(11,174,812)
Depreciation and Amortization expenses	1,012,849	843,299	1,091,420	921,870
Increase in deferred tax assets	(1,457,460)	(52,609)	(1,457,460)	(52,609)
Increase in accruals and other payables	478,251	305,074	728,062	554,885
Net cash used in operating activities	(5,244,096)	(5,417,273)	(7,758,655)	(7,931,832)
Acquisition of Intangible assets	(527,932)	(354,755)	(527,932)	(354,755)
Net Cash used in investing activities	(3,459,770)	(3,286,593)	(2,606,246)	(2,433,069)